Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$73,666,270.85	0.2659432	$58,307,186.63	0.2104953	$15,359,084.23
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$279,666,270.85	0.2796663	$264,307,186.63	0.2643072	$15,359,084.23

Weighted Avg. Coupon (WAC)	4.59%		4.60%
Weighted Avg. Remaining Maturity (WARM)	32.66		31.86
Pool Receivables Balance	$312,518,000.60		$296,383,242.17
Remaining Number of Receivables	33,937		33,029

Adjusted Pool Balance	$299,868,630.26		$284,509,546.03

III. COLLECTIONS

Principal:
Principal Collections	$15,709,190.90
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$262,372.88
Total Principal Collections	$15,971,563.78

Interest:
Interest Collections	$1,172,821.19
Late Fees & Other Charges	$34,795.51
Interest on Repurchase Principal	$-
Total Interest Collections	$1,207,616.70

Collection Account Interest	$415.56
Reserve Account Interest	$131.70
Servicer Advances	$-

Total Collections	$17,179,727.74

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$17,179,727.74
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$22,230,317.59
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$260,431.67		$260,431.67	$260,431.67
Collection Account Interest					$415.56
Late Fees & Other Charges					$34,795.51
Total due to Servicer					$295,642.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$63,844.10		$63,844.10
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$215,162.85		$215,162.85	$215,162.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$16,444,441.23

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,359,084.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,359,084.23
Class A-4 Notes				$-
Class A Notes Total:		$15,359,084.23		$15,359,084.23
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,359,084.23		$15,359,084.23

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,085,357.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,649,370.34
Beginning Period Amount	$12,649,370.34
Current Period Amortization	$775,674.20
Ending Period Required Amount	$11,873,696.14
Ending Period Amount	$11,873,696.14
Next Distribution Date Amount	$11,128,543.84

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		6.74%	7.10%	7.10%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.31%	32,470	97.70%	$289,580,750.12
30 - 60 Days	1.31%	434	1.78%	$5,263,227.12
61 - 90 Days	0.31%	102	0.41%	$1,228,201.74
91 + Days	0.07%	23	0.10%	$311,063.19
		33,029		$296,383,242.17
Total
Delinquent Receivables 61 + days past due	0.38%	125	0.52%	$1,539,264.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	101	0.39%	$1,231,078.85
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	136	0.52%	$1,710,437.25
Three-Month Average Delinquency Ratio	0.36%		0.48%

Repossession in Current Period		19		$232,399.69
Repossession Inventory		42		$174,919.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$425,567.53
Recoveries				$(262,372.88)
Net Charge-offs for Current Period				$163,194.65

Beginning Pool Balance for Current Period				$312,518,000.60

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.86%
Net Loss Ratio for 2nd Preceding Collection Period				0.40%
Three-Month Average Net Loss Ratio for Current Period				0.63%

Cumulative Net Losses for All Periods				$6,984,286.35
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$1,529,348.23
Number of Extensions				119

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